Schedule of Investments (unaudited) March 31, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 2.0%
Boeing Co. (The)	3,572	$1,362,432
General Dynamics Corp.	1,405	237,839
Raytheon Co.	10,736	1,954,811

		3,555,082

Airlines — 0.2%
Southwest Airlines Co.	5,251	272,579

Banks — 5.6%
Bank of America Corp.	75,406	2,080,452
BB&T Corp.	44,458	2,068,631
Citizens Financial Group, Inc.	41,664	1,354,080
Cullen/Frost Bankers, Inc.	917	89,013
East West Bancorp, Inc.	4,890	234,573
First Republic Bank	1,106	111,109
IBERIABANK Corp.	2,197	157,547
JPMorgan Chase & Co.	28,215	2,856,204
PNC Financial Services Group, Inc. (The)	2,084	255,623
Regions Financial Corp.	4,234	59,911
Wells Fargo & Co.	14,384	695,035
Western Alliance Bancorp(a)	2,224	91,273

		10,053,451

Beverages — 2.0%
Keurig Dr Pepper, Inc.	1,214	33,956
Molson Coors Brewing Co., Class B	1,168	69,671
Monster Beverage Corp.(a)	8,557	467,041
PepsiCo, Inc.	24,878	3,048,799

		3,619,467

Biotechnology — 4.1%
AbbVie, Inc.	14,807	1,193,296
Amgen, Inc.	11,869	2,254,873
Biogen, Inc.(a)	783	185,085
Celgene Corp.(a)	4,722	445,473
Genomic Health, Inc.(a)	2,273	159,224
Gilead Sciences, Inc.	36,006	2,340,750
Incyte Corp.(a)	1,857	159,721
Regeneron Pharmaceuticals, Inc.(a)	716	294,004
Vertex Pharmaceuticals, Inc.(a)	1,888	347,298

		7,379,724

Building Products — 0.4%
Allegion plc	7,310	663,090

Capital Markets — 2.3%
Charles Schwab Corp. (The)	48,404	2,069,755
Evercore, Inc., Class A	1,592	144,872
FactSet Research Systems, Inc.	1,330	330,199
Moelis & Co., Class A	9,747	405,573
Morgan Stanley	19,964	842,481
TD Ameritrade Holding Corp.	8,598	429,814

		4,222,694

Chemicals — 1.4%
Air Products & Chemicals, Inc.	8,751	1,671,091
Eastman Chemical Co.	3,626	275,141
Ecolab, Inc.	2,924	516,203

		2,462,435

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	1,114	89,543
Waste Connections, Inc.	739	65,468
Waste Management, Inc.	3,718	386,338

		541,349

Security	Shares	Value

Communications Equipment — 1.2%
Ciena Corp.(a)	6,226	$232,479
Cisco Systems, Inc.	27,327	1,475,385
Motorola Solutions, Inc.	3,365	472,513

		2,180,377

Construction & Engineering — 0.0%
Fluor Corp.(b)	1,805	66,424

Construction Materials — 0.1%
Vulcan Materials Co.	944	111,770

Consumer Finance — 0.9%
American Express Co.	12,260	1,340,018
Discover Financial Services	4,981	354,448

		1,694,466

Containers & Packaging — 0.8%
Packaging Corp. of America	2,116	210,288
Westrock Co.	34,174	1,310,573

		1,520,861

Diversified Consumer Services — 0.1%
H&R Block, Inc.(b)	7,508	179,741

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	12,593	2,529,808

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	39,420	2,330,905

Electric Utilities — 1.6%
Evergy, Inc.	6,039	350,564
IDACORP, Inc.	6,822	679,062
Pinnacle West Capital Corp.	11,474	1,096,685
Xcel Energy, Inc.	13,290	747,031

		2,873,342

Electrical Equipment — 1.4%
AMETEK, Inc.	5,639	467,868
Generac Holdings, Inc.(a)	2,319	118,802
Rockwell Automation, Inc.	11,256	1,974,978

		2,561,648

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	10,528	1,014,584
Corning, Inc.	2,343	77,553
National Instruments Corp.	16,978	753,144

		1,845,281

Energy Equipment & Services — 0.5%
Halliburton Co.	29,287	858,109
Nabors Industries Ltd.	14,330	49,295

		907,404

Entertainment — 0.8%
Netflix, Inc.(a)	1,355	483,139
Viacom, Inc., Class B	19,320	542,312
Walt Disney Co. (The)	3,877	430,463
Zynga, Inc., Class A(a)	3,547	18,906

		1,474,820

Equity Real Estate Investment Trusts (REITs) — 4.7%
Equity LifeStyle Properties, Inc.	12,151	1,388,859
First Industrial Realty Trust, Inc.	18,081	639,344
Host Hotels & Resorts, Inc.	16,808	317,671
Outfront Media, Inc.	15,157	354,674

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts, Inc.	28,170	$875,524
Prologis, Inc.	32,133	2,311,969
Realty Income Corp.	5,991	440,698
RLJ Lodging Trust	24,898	437,458
Simon Property Group, Inc.	9,163	1,669,590

		8,435,787

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	4,896	1,185,517
Performance Food Group Co.(a)	2,539	100,646

		1,286,163

Food Products — 1.9%
Archer-Daniels-Midland Co.	31,309	1,350,357
Hershey Co. (The)	13,657	1,568,233
Lamb Weston Holdings, Inc.	4,423	331,460
Tyson Foods, Inc., Class A	1,336	92,759

		3,342,809

Gas Utilities — 0.4%
Atmos Energy Corp.	7,538	775,886

Health Care Equipment & Supplies — 2.4%
IDEXX Laboratories, Inc.(a)	577	129,017
Masimo Corp.(a)	2,352	325,234
Medtronic plc	15,720	1,431,778
STERIS plc	1,689	216,243
Stryker Corp.	10,846	2,142,302

		4,244,574

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	6,807	541,292
Anthem, Inc.	260	74,615
Cardinal Health, Inc.	3,227	155,380
Humana, Inc.	2,411	641,326
McKesson Corp.	4,652	544,563
UnitedHealth Group, Inc.	12,591	3,113,251

		5,070,427

Health Care Technology — 0.8%(a)
Cerner Corp.	12,004	686,749
Veeva Systems, Inc., Class A(b)	5,632	714,475

		1,401,224

Hotels, Restaurants & Leisure — 2.0%
Aramark	9,599	283,651
Carnival Corp.(b)	20,968	1,063,497
Darden Restaurants, Inc.	5,505	668,692
Domino’s Pizza, Inc.	1,148	296,299
Extended Stay America, Inc.	20,492	367,831
Las Vegas Sands Corp.	10,883	663,428
Norwegian Cruise Line Holdings Ltd.(a)	4,890	268,754
Royal Caribbean Cruises Ltd.	327	37,481

		3,649,633

Household Durables — 0.1%
Garmin Ltd.	765	66,058
Whirlpool Corp.(b)	549	72,956

		139,014

Household Products — 0.4%
Church & Dwight Co., Inc.	9,769	695,846
Clorox Co. (The)	197	31,610

		727,456

Industrial Conglomerates — 0.9% 3M Co.	5,903	1,226,525
Honeywell International, Inc.	1,999	317,681

		1,544,206

Security	Shares	Value

Insurance — 3.3%
Allstate Corp. (The)	10,617	$999,909
American Financial Group, Inc.	5,093	489,997
Arthur J Gallagher & Co.	7,092	553,885
Athene Holding Ltd., Class A(a)	19,802	807,922
First American Financial Corp.	8,478	436,617
Hartford Financial Services Group, Inc. (The)	13,192	655,906
Lincoln National Corp.	5,511	323,496
Travelers Cos., Inc. (The)	8,472	1,162,019
Unum Group	15,732	532,214

		5,961,965

Interactive Media & Services — 3.8%(a)
Alphabet, Inc., Class A	1,004	1,181,598
Alphabet, Inc., Class C	2,050	2,405,285
Facebook, Inc., Class A	15,706	2,618,033
Twitter, Inc.	11,935	392,423
Yelp, Inc.	8,939	308,395

		6,905,734

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	3,620	6,446,315

IT Services — 6.0%
Amdocs Ltd.	4,748	256,914
Automatic Data Processing, Inc.(b)	12,738	2,034,768
Booz Allen Hamilton Holding Corp.(b)	10,265	596,807
Broadridge Financial Solutions, Inc.	2,551	264,513
Fidelity National Information Services, Inc.	7,813	883,651
First Data Corp., Class A(a)	3,655	96,017
GoDaddy, Inc., Class A(a)	5,558	417,906
Mastercard, Inc., Class A	13,665	3,217,424
Paychex, Inc.	17,412	1,396,443
PayPal Holdings, Inc.(a)	730	75,803
Square, Inc., Class A(a)	562	42,105
Total System Services, Inc.	392	37,244
VeriSign, Inc.(a)	6,255	1,135,658
Visa, Inc., Class A	2,380	371,732

		10,826,985

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	2,143	172,254

Machinery — 3.7%
Crane Co.	23,279	1,969,869
Illinois Tool Works, Inc.	2,233	320,503
Ingersoll-Rand plc	12,662	1,366,863
PACCAR, Inc.(b)	26,509	1,806,323
Snap-on, Inc.(b)	7,206	1,127,883

		6,591,441

Media — 2.4%
AMC Networks, Inc., Class A(a)	12,492	709,046
CBS Corp. (Non-Voting), Class B	11,768	559,333
Comcast Corp., Class A	13,111	524,178
Fox Corp., Class B(a)	588	21,097
Interpublic Group of Cos., Inc. (The)	63,063	1,324,954
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,647	215,602
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	5,316	203,284
Sinclair Broadcast Group, Inc., Class A	7,852	302,145
Sirius XM Holdings, Inc.	74,058	419,909
Tribune Media Co., Class A	588	27,130

		4,306,678

Metals & Mining — 0.1%
Steel Dynamics, Inc.	7,391	260,681

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 1.3%
Kohl’s Corp.(b)	4,415	$303,620
Macy’s, Inc.	2,588	62,190
Target Corp.	24,113	1,935,309

		2,301,119

Multi-Utilities — 0.1%
Avista Corp.	2,185	88,755
CMS Energy Corp.	658	36,545

		125,300

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	16,460	748,601
Cabot Oil & Gas Corp.	9,833	256,641
Chevron Corp.	14,928	1,838,831
ConocoPhillips	19,045	1,271,063
Continental Resources, Inc.(a)	1,409	63,081
Encana Corp.	3,628	26,267
Exxon Mobil Corp.	3,885	313,908
Kinder Morgan, Inc.	27,078	541,831
Occidental Petroleum Corp.	6,283	415,935
Phillips 66(b)	7,236	688,650
Suncor Energy, Inc.	10,884	352,968

		6,517,776

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	2,383	394,505
Herbalife Nutrition Ltd.(a)	589	31,211
Nu Skin Enterprises, Inc., Class A	7,138	341,625

		767,341

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	10,344	493,513
Johnson & Johnson	32,466	4,538,422
Merck & Co., Inc.	37,977	3,158,547
Pfizer, Inc.	1,147	48,713
Zoetis, Inc.	6,900	694,623

		8,933,818

Professional Services — 1.1%
IHS Markit Ltd.(a)	1,717	93,370
Insperity, Inc.	11,326	1,400,573
Robert Half International, Inc.	7,674	500,038

		1,993,981

Road & Rail — 0.9%
Landstar System, Inc.	9,336	1,021,265
Lyft, Inc., Class A(a)	7,534	589,837
Schneider National, Inc., Class B	1,775	37,364

		1,648,466

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc.	2,214	665,772
Cirrus Logic, Inc.(a)	3,734	157,089
Intel Corp.	36,353	1,952,156
QUALCOMM, Inc.	2,955	168,524
Texas Instruments, Inc.	5,908	626,661
Xilinx, Inc.	5,796	734,875

		4,305,077

Software — 6.9%
ACI Worldwide, Inc.(a)	8,378	275,385
Adobe, Inc.(a)	2,956	787,744
Dropbox, Inc., Class A(a)	17,070	372,126
Intuit, Inc.	3,387	885,396
LogMeIn, Inc.	2,345	187,834
Microsoft Corp.	34,072	4,018,452
New Relic, Inc.(a)	1,454	143,510

Security	Shares	Value

Software (continued)
Oracle Corp.	24,191	$1,299,299
Palo Alto Networks, Inc.(a)	548	133,098
RingCentral, Inc., Class A(a)	747	80,526
salesforce.com, Inc.(a)	16,276	2,577,630
ServiceNow, Inc.(a)	1,665	410,406
Splunk, Inc.(a)	1,562	194,625
Synopsys, Inc.(a)	1,951	224,658
Tableau Software, Inc., Class A(a)	5,635	717,223
Ultimate Software Group, Inc. (The)(a)	207	68,337

		12,376,249

Specialty Retail — 1.0%
Best Buy Co., Inc.	2,039	144,892
Dick’s Sporting Goods, Inc.(b)	4,667	171,792
Home Depot, Inc. (The)	7,519	1,442,821
Penske Automotive Group, Inc.	1,462	65,278

		1,824,783

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	29,013	5,511,019
Dell Technologies, Inc., Class C(a)	25,995	1,525,647
HP, Inc.	27,507	534,461
Pure Storage, Inc., Class A(a)	14,226	309,984

		7,881,111

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(a)	2,288	374,935
NIKE, Inc., Class B	17,564	1,479,064
VF Corp.	5,295	460,188

		2,314,187

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	3,568	155,030

Tobacco — 0.3%
Philip Morris International, Inc.	6,035	533,434

Trading Companies & Distributors — 0.1%
WESCO International, Inc.(a)	5,110	270,881

Water Utilities — 0.5%
American Water Works Co., Inc.	7,845	817,920

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	4,506	138,469

Total Common Stocks — 99.0% (Cost: $166,664,604)		178,040,892

Total Long-Term Investments — 99.0% (Cost: $166,664,604)		178,040,892

Short-Term Securities — 3.0%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	1,776,904	1,776,904
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)	3,570,475	3,571,546

Total Short-Term Securities — 3.0% (Cost: $5,348,378)		5,348,450

Total Investments — 102.0% (Cost: $172,012,982)		183,389,342

Liabilities in Excess of Other Assets — (2.0)%		(3,599,527)

Net Assets — 100.0%		$179,789,815

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,878,651	(101,747)	1,776,904	$1,776,904	$9,266		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,227,706	(657,231)	3,570,475	3,571,546	2,974	(b)	1,817	329

				$5,348,450	$12,240		$1,817	$329

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period-End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	14	06/21/19	$1,986	$35,338

Portfolio Abbreviation

S&P	S&P Global Ratings

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$178,040,892	$—	$—	$178,040,892
Short-Term Securities	1,776,904	—	—	1,776,904

Subtotal	$179,817,796	$—	$—	$179,817,796

Investments valued at NAV(b)				$3,571,546

Total Investments				$183,389,342

Derivative Financial Instruments(c)
Assets:
Equity contracts	$35,338	$—	$—	$35,338

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

5